Note 7 - Net Foreign Exchange (Loss) Gain	6 Months Ended
Jun. 30, 2024
Statement Line Items [Line Items]
Disclosure of effect of changes in foreign exchange rates [text block]
7	Net foreign exchange (loss) gain

The RTGS$ devalued from RTGS$ 6,104: USD1 on December 31, 2023 to RTGS$ 22,055: USD1 on March 31, 2024 and RTGS$ 30.674:USD1 on April 5, 2024. The significant and accelerating rate of devaluation in the RTGS$ led the Reserve Bank of Zimbabwe (“RBZ”) to introduce a new currency which is referred to as the “ZiG” on April 5, 2024.

According to the 2024 Monetary Policy Statement issued by the Governor of the Reserve Bank of Zimbabwe (“RBZ”) on April 5, 2024, the ZiG is a structured currency which is anchored by a composite basket of foreign currency and precious metals (mainly gold) held as reserves for this purpose by the RBZ. The ZiG replaced the RTGS$ with immediate effect and was introduced at an official rate of ZiG13.56:US$1 on April 5, 2024. On the same date, all RTGS$ balances were translated from RTGS$ to ZiG using an exchange rate of ZiG1: RTGS$ 2,499. The ZiG co-circulates with other foreign currencies in the economy. The retention threshold on gold receipts remained unchanged: gold producers will continue to receive 75% of their revenues in US dollars and the balance in local currency i.e. the ZiG.

The ZiG has been much more stable on the formal market to the US Dollar since its introduction, compared to the RTGS$. The ZiG closed at an official ZiG13.70:US$1 on June 30, 2024. All conversions were performed at the official rate.

The table below illustrates the effect the weakening of the ZiG, RTGS$ and other foreign currencies had on the consolidated statement of profit or loss.

	2024				2023
	ZiG	RTGS$	Other	Total	ZiG	RTGS$	Other	Total

Unrealised foreign exchange (losses) gains	(27)	728	(62)	639	–	3,221	762	3,983
Taxation foreign exchange gains (including VAT)	145	1,021	–	1,166	–	3,379	–	3,379
Other unrealised foreign exchange (losses) gains	(172)	(293)	(62)	(527)	–	(158)	762	604

Realised foreign exchange (losses) gains	(73)	(6,706)	(13)	(6,792)	–	(6,091)	31	(6,060)
Bullion sales receivable foreign exchange gains (losses)	51	(1,824)	–	(1,773)	–	(2,360)	–	(2,360)
Cash and cash equivalents foreign exchange losses	(81)	(1,731)	(13)	(1,825)	–	(874)	(23)	(897)
Taxation foreign exchange losses (including VAT)	(23)	(1,984)	–	(2,007)	–	(1,242)	–	(1,242)
Trade and other payables foreign exchange (losses) gains	(20)	(1,167)	–	(1,187)	–	(1,615)	54	(1,561)

Net foreign exchange (losses) gains	(100)	(5,978)	(75)	(6,153)	–	(2,870)	793	(2,077)

Sensitivity analysis

A strengthening or weakening of the ZiG to the US Dollar exchange rate will affect the cash flows, profit or loss and financial position (in USD) as indicated below, assuming all other variables remain constant for the period to June 30, 2024 or on the date as applicable.

	ZiG weakening by 10%	ZiG strengthening by 10%

Consolidated statement of financial position:
Cash and cash equivalents	2,874	3,513
Bullion sales receivable	1,421	1,736
VAT receivables	1,436	1,755
Trade and other receivables	1,822	2,227
Trade and other payables	(87)	(106)
Income tax payable	(1,083)	(1,324)

Consolidated statement of profit or loss and other comprehensive income:
Foreign exchange (losses) gains	(638)	975